Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (20,914)	$ (15,502)	$ (32,718)	$ (6,701)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	543	337	799	651
Stock-based compensation	1,108	299	948	144
Noncash interest expense	0	0	0	382
Revaluation of preferred stock warrant liabilities	0	0	0	(180)
Revaluation of future purchase rights liabilities	(2,600)	3,512	1,306	(3,101)
Gain on sale of equipment	0	0	0	(7)
Other	(52)	(20)	(17)	41
Changes in operating assets and liabilities:
Other assets and prepaid expenses	(215)	(454)	(1,141)	(242)
Accounts payable	336	226	(91)	(219)
Accrued expenses	2,552	1,193	2,266	(12)
Net cash used in operating activities	(19,242)	(10,409)	(28,648)	(9,244)
Cash flows from investing activities:
Purchases of short-term investments	0	(2,999)	(2,999)	(13,992)
Sales of short-term investments	0	11,999	17,000	0
Proceeds from sale of equipment	0	0	0	20
Increase in restricted cash	(271)	(286)	(608)	(355)
Purchases of property and equipment	(1,045)	(558)	(1,484)	(261)
Net cash (used in) provided by investing activities	(1,316)	8,156	11,909	(14,588)
Cash flows from financing activities:
Proceeds from debt, net of issuance costs	0	0	0	6,934
Deferred financing costs	0	0	(3,112)	0
Principal payments on term loan	0	0	0	(533)
Proceeds from issuance of common stock	55,046	(247)	0	0
Proceeds from issuance of preferred stock, net of issuance costs	18,167	34,097	53,195	21,100
Proceeds from exercise of stock options	0	84	135	0
Proceeds from early exercise of stock options	0	279	227	0
Net cash provided by financing activities	73,213	34,213	50,445	27,501
Effect of exchange rate changes on cash and cash equivalents	(1)	2	3	5
Net change in cash and cash equivalents	52,654	31,962	33,709	3,674
Cash and cash equivalents, beginning of period	38,186	4,477	4,477	803
Cash and cash equivalents, end of period	90,840	36,439	38,186	4,477
Supplemental cash flow information:
Cash paid for interest	0	0	0	32
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs included in liabilities	0	889	394	0
Purchase of property and equipment included in liabilities	294	363	170	502
Leasehold improvements paid for by landlord	0	0	478	0
Release of stock option early exercise repurchase liability	52	0	0	0
Conversion of debt for redeemable convertible preferred stock	0	0	0	7,296
Conversion of redeemable convertible preferred stock to common stock	110,796	0	0	54,715
Valuation of future purchase rights upon issuance	0	894	1,294	3,101
Beneficial conversion underlying the senior preferred stock	0	673	969	0
Accretion to redemption value of redeemable convertible preferred stock	$ 4,410	$ 2,085	$ 6,303	$ 942